INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2026	[1]	Mar. 31, 2025	[1]	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Line Items]
Expected tax loss carryforwards					$ 35,264
Income tax expense continuing operations					$ 3	$ 10
Statutory income tax rate					23.00%	23.00%
Israel [Member]
Income Taxes [Line Items]
Corporate tax rate					23.00%	23.00%
Statutory income tax rate					23.00%	23.00%
China [Member]
Income Taxes [Line Items]
Corporate tax rate					25.00%
Cayman Islands [Member]
Income Taxes [Line Items]
Corporate tax rate					0.00%

[1]	Represents an amount less than $1